Additional Information (Schedule of Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Additional Information [Abstract]
Research and development expense	$ 449	$ 415	$ 413
Advertising expense	435	483	464
Interest expense	1,104	1,007	934
Interest income	(131)	(148)	(134)
Interest expense, net	973	859	800
Rent expense	$ 334	$ 318	$ 308